Summary of Significant Accounting Policies - Revenue recognition (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥				¥ 100,000
Membership period	1 month
Deferred revenue-current			$ 6,864,731		$ 11,456,667		$ 16,736,365
Deferred revenue-noncurrent			3,713		312,896		50,877
Total			6,868,444		11,769,563		16,787,242
Revenue recognized from deferred revenue balance			11,456,667		16,736,365		$ 15,258,021
Aggregate amount of the transaction price allocated for the remaining performance obligations			6,868,444		11,769,563
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations			6,864,731		11,456,667
Remaining performance obligations for next 12 months to 24 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 3,713		$ 312,896
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥				¥ 100		¥ 100
Membership period		2 years	1 year	1 year	1 year	1 year
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		6 months	3 months	3 months	3 months	3 months
Quarterly fee per member | ¥				¥ 300
Minimum
Disaggregation of Revenue [Line Items]
Membership period			12 months	12 months
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			1 year	1 year
Maximum
Disaggregation of Revenue [Line Items]
Membership period			24 months	24 months
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			2 years	2 years